Schedule of Investments
(unaudited)
June 30, 2024
iShares
®
North American Natural Resources ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Construction Materials — 3.2%
Eagle Materials, Inc. .................. 7,242 $ 1,574,845
Knife River Corp.
(a)
................... 11,861 831,931
Martin Marietta Materials, Inc. ........... 12,933 7,007,099
Summit Materials, Inc. , Class A
(a)
......... 25,366 928,649
Vulcan Materials Co. ................. 27,748 6,900,373
17,242,897
Containers & Packaging — 5.7%
Amcor plc ......................... 302,822 2,961,599
AptarGroup, Inc. .................... 13,884 1,955,006
Avery Dennison Corp. ................. 16,901 3,695,404
Ball Corp. ......................... 65,120 3,908,502
Berry Global Group, Inc. ............... 24,039 1,414,695
Crown Holdings, Inc. ................. 24,998 1,859,601
Graphic Packaging Holding Co. .......... 64,383 1,687,479
Greif, Inc. , Class A, NVS ............... 5,404 310,568
International Paper Co. ................ 72,885 3,144,988
O-I Glass, Inc.
(a) (b)
.................... 32,626 363,127
Packaging Corp. of America ............ 18,706 3,414,967
Pactiv Evergreen, Inc. ................ 8,126 91,986
Sealed Air Corp. .................... 31,315 1,089,449
Silgan Holdings, Inc. .................. 17,002 719,695
Sonoco Products Co. ................. 20,586 1,044,122
WestRock Co. ...................... 54,087 2,718,413
30,379,601
Energy Equipment & Services — 8.1%
Archrock, Inc. ...................... 28,815 582,639
Atlas Energy Solutions, Inc. ............. 12,199 243,126
Baker Hughes Co. , Class A ............. 209,388 7,364,176
Cactus, Inc. , Class A ................. 13,766 726,019
ChampionX Corp. ................... 39,891 1,324,780
Expro Group Holdings NV
(a)
............. 19,168 439,331
Halliburton Co. ..................... 185,743 6,274,399
Helmerich & Payne, Inc. ............... 20,715 748,640
Kodiak Gas Services, Inc. .............. 4,416 120,380
Liberty Energy, Inc. , Class A ............ 31,774 663,759
Noble Corp. plc ..................... 23,639 1,055,481
NOV, Inc. ......................... 83,153 1,580,739
Patterson-UTI Energy, Inc. ............. 64,805 671,380
Schlumberger NV ................... 299,886 14,148,621
TechnipFMC plc ..................... 90,522 2,367,150
Tidewater, Inc.
(a)
.................... 10,170 968,286
Transocean Ltd.
(a) (b)
.................. 151,110 808,438
Valaris Ltd.
(a)
....................... 13,047 972,002
Weatherford International plc
(a)
........... 15,373 1,882,424
42,941,770
Metals & Mining — 12.1%
Agnico Eagle Mines Ltd.
(b)
.............. 104,779 6,852,547
Alamos Gold, Inc. , Class A
(b)
............ 83,381 1,307,414
Alcoa Corp. ........................ 37,756 1,501,934
B2Gold Corp. ...................... 273,970 739,719
Barrick Gold Corp. ................... 368,346 6,144,011
Eldorado Gold Corp.
(a) (b)
............... 42,733 632,021
First Majestic Silver Corp.
(b)
............. 60,182 356,277
Franco-Nevada Corp. ................. 40,348 4,782,045
Freeport-McMoRan, Inc. ............... 301,387 14,647,408
Hecla Mining Co. .................... 120,315 583,528
Hudbay Minerals, Inc. ................. 81,258 735,385
Kinross Gold Corp. ................... 257,924 2,145,928
MP Materials Corp. , Class A
(a) (b)
.......... 28,055 357,140
Newmont Corp. ..................... 241,938 10,129,944
Novagold Resources, Inc.
(a)
............. 50,631 175,183
Security
Shares
Shares Value
Metals & Mining (continued)
Osisko Gold Royalties Ltd.
(b)
............ 38,963 $ 607,044
Pan American Silver Corp.
(b)
............ 76,307 1,516,983
Royal Gold, Inc. ..................... 13,772 1,723,703
Teck Resources Ltd. , Class B
(b)
.......... 96,583 4,626,326
Wheaton Precious Metals Corp. .......... 95,109 4,985,614
64,550,154
Oil, Gas & Consumable Fuels — 70.2%
Antero Midstream Corp. ............... 71,587 1,055,192
Antero Resources Corp.
(a)
.............. 61,373 2,002,601
APA Corp. ........................ 75,622 2,226,312
Baytex Energy Corp.
(b)
................ 136,849 476,234
California Resources Corp. ............. 13,431 714,798
Cameco Corp.
(b)
..................... 91,189 4,486,499
Canadian Natural Resources Ltd. ......... 449,886 16,015,942
Cenovus Energy, Inc. ................. 276,675 5,439,430
Cheniere Energy, Inc. ................. 48,028 8,396,735
Chesapeake Energy Corp. ............. 23,403 1,923,493
Chevron Corp. ...................... 340,573 53,272,429
Chord Energy Corp. .................. 13,061 2,190,068
Civitas Resources, Inc. ................ 19,314 1,332,666
CNX Resources Corp.
(a)
............... 32,107 780,200
Comstock Resources, Inc. .............. 20,204 209,717
ConocoPhillips ..................... 211,236 24,161,174
CONSOL Energy, Inc.
(a)
............... 5,557 566,981
Coterra Energy, Inc. .................. 156,201 4,165,881
CVR Energy, Inc. .................... 6,181 165,465
Devon Energy Corp. .................. 132,599 6,285,193
Diamondback Energy, Inc. .............. 37,418 7,490,709
DT Midstream, Inc. ................... 20,346 1,445,176
Enbridge, Inc. ...................... 446,042 15,874,635
EOG Resources, Inc. ................. 120,579 15,177,279
EQT Corp. ........................ 92,662 3,426,641
Equitrans Midstream Corp. ............. 90,860 1,179,363
Exxon Mobil Corp. ................... 473,039 54,456,250
Gulfport Energy Corp.
(a)
............... 2,033 306,983
Hess Corp. ........................ 57,987 8,554,242
HF Sinclair Corp. .................... 31,402 1,674,983
International Seaways, Inc. ............. 7,965 470,970
Kinder Morgan, Inc. .................. 405,110 8,049,536
Kosmos Energy Ltd.
(a)
................. 98,797 547,335
Magnolia Oil & Gas Corp. , Class A ........ 37,907 960,563
Marathon Oil Corp. ................... 118,361 3,393,410
Marathon Petroleum Corp. ............. 73,922 12,823,988
Matador Resources Co. ............... 24,314 1,449,114
Murphy Oil Corp. .................... 30,370 1,252,459
New Fortress Energy, Inc. , Class A ........ 13,667 300,401
NexGen Energy Ltd.
(a) (b)
............... 95,008 663,156
Northern Oil & Gas, Inc. ............... 19,176 712,772
Occidental Petroleum Corp. ............. 139,518 8,793,819
ONEOK, Inc. ....................... 122,454 9,986,124
Ovintiv, Inc. ........................ 52,267 2,449,754
PBF Energy, Inc. , Class A .............. 22,109 1,017,456
Peabody Energy Corp. ................ 22,141 489,759
Pembina Pipeline Corp. ............... 121,579 4,508,149
Permian Resources Corp. , Class A ........ 107,948 1,743,360
Phillips 66 ......................... 88,948 12,556,789
Range Resources Corp. ............... 50,834 1,704,464
SM Energy Co. ..................... 24,101 1,041,886
Southwestern Energy Co.
(a)
............. 231,038 1,554,886
Suncor Energy, Inc. .................. 269,779 10,278,580
Targa Resources Corp. ................ 46,518 5,990,588
TC Energy Corp. .................... 217,673 8,249,807
Texas Pacific Land Corp. ............... 3,910 2,870,996
Uranium Energy Corp.
(a)
............... 84,673 508,885

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
North American Natural Resources ETF
2
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp. .................. 68,606 $ 10,754,677
Veren, Inc. ........................ 120,798 950,680
Vermilion Energy, Inc. ................. 33,759 371,687
Viper Energy, Inc. , Class A ............. 19,155 718,887
Williams Cos., Inc. (The) ............... 255,704 10,867,420
World Kinect Corp. ................... 12,620 325,596
373,811,224
Paper & Forest Products — 0.5%
Louisiana-Pacific Corp. ................ 13,370 1,100,752
Sylvamo Corp. ..................... 7,325 502,495
West Fraser Timber Co. Ltd.
(b)
........... 11,970 920,134
2,523,381
Total Long-Term Investments — 99 .8%
(Cost: $ 565,846,272 ) .............................. 531,449,027
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 1.4%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.48%
(e)
.................. 6,798,551 $ 6,801,271
BlackRock Cash Funds: Treasury, SL Agency
Shares , 5.28% ................... 513,588 513,588
Total Short-Term Securities — 1 .4%
(Cost: $ 7,311,508 ) ............................... 7,314,859
Total Investments — 101 .2%
(Cost: $ 573,157,780 ) .............................. 538,763,886
Liabilities in Excess of Other Assets — (1.2) % ............. (6,147,282)
Net Assets — 100.0% ...............................
$ 532,616,604
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
03/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
06/30/24
Shares
Held at
06/30/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 11,933,058 $ — $ (5,129,894)
(a)
$ (1,481) $ (412) $ 6,801,271 6,798,551 $ 6,654
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 999,492 — (485,904)
(a)
— — 513,588 513,588 12,565 —
$ (1,481) $ (412) $ 7,314,859 $ 19,219 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Energy Select Sector Index .............................................. 9 09/20/24 $ 869 $ 30,717
E-Mini Materials Select Sector Index ............................................. 2 09/20/24 190 (2,515)
$ 28,202

Schedule of Investments
(unaudited) (continued)
June 30, 2024
iShares
®
North American Natural Resources ETF
3
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 531,449,027 $ — $ — $ 531,449,027
Short-Term Securities
Money Market Funds ...................................... 7,314,859 — — 7,314,859
$ 538,763,886 $ — $ — $ 538,763,886
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ 30,717 $ — $ — $ 30,717
Liabilities
Equity contracts ........................................... (2,515) — — (2,515)
$ 28,202 $ — $ — $ 28,202
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares